Significant Accounting Policies - Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Publicly Traded Debt [Member]
Financial Instruments
Carrying Amount	$ 1,120,924	$ 1,620,646	$ 1,630,056
Fair Value	1,160,280	1,614,739	1,706,487
Non-Traded Debt [Member]
Financial Instruments
Carrying Amount	5,056	4,675	5,798
Fair Value	$ 4,812	$ 4,430	$ 5,600